SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Dec. 31, 2025
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	1 year 9 months 18 days